Shareholders' Equity - Additional Information (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Jan. 20, 2023
Class of Stock [Line Items]
Treasury shares	4,105,948	4,105,948
Treasury Stock [Member]
Class of Stock [Line Items]
Number of securities issued by each warrant		4,105,948	4,105,948
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares issued	215,261,974	213,224,868
Common stock shares outstanding	211,156,026	209,118,920
Ordinary B Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	18,500,000	18,500,000
Common stock shares outstanding	18,500,000	18,500,000